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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               ------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Eden Capital Management Partners, L.P.
Address:          2727 Allen Parkway
                  Suite 1880
                  Houston, Texas  77019

Form 13F File Number: 28-06443

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Adam Newar
Title: President
Phone: (713) 807-1760

Signature, Place and Date of Signing:

   /s/ Adam Newar                Houston, Texas              November 11, 2002
--------------------         ----------------------        ---------------------
    [Signature]                  [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        ------------------------------------

Form 13F Information Table Entry Total: 23
                                        ------------------------------------

Form 13F Information Table Value Total: 27,800
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.



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                           FORM 13F INFORMATION TABLE

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
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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/PUT/       INVESTMENT      OTHER     VOTING  AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN CALL      DISCRETION     MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AAR CORP.          COMMON STOCK  000361105       172         36,300   SH            SOLE           NONE        36,300   0          0

AIRGAS INC.        COMMON STOCK  009363102     1,556        118,500   SH            SOLE           NONE       118,500   0          0

AVIALL INC. NEW    COMMON STOCK  05366B102     1,994        195,700   SH            SOLE           NONE       195,700   0          0

AVNET INC.         COMMON STOCK  053807103     1,241        115,000   SH            SOLE           NONE       115,000   0          0

AVX CORPORATION    COMMON STOCK  002444107       893        103,100   SH            SOLE           NONE       103,100   0          0

BEST BUY COMPANY
INC                COMMON STOCK  086516101       669         30,000   SH            SOLE           NONE        30,000   0          0

BJ SVCS CO.        COMMON STOCK  055482103     1,690         65,000   SH            SOLE           NONE        65,000   0          0

BOWNE & CO INC.    COMMON STOCK  103043105     1,625        162,500   SH            SOLE           NONE       162,500   0          0

CONSOLIDATED
GRAPHICS INC.      COMMON STOCK  209341106     1,420         80,900   SH            SOLE           NONE        80,900   0          0

COSTCO WHSL CORP
NEW.               COMMON STOCK  22160K105     1,295         40,000   SH            SOLE           NONE        40,000   0          0

CYTEC INDS. INC.   COMMON STOCK  232820100     1,078         49,100   SH            SOLE           NONE        49,100   0          0

ENSCO INT'L INC.   COMMON STOCK  26874Q100     2,880        115,000   SH            SOLE           NONE       115,000   0          0

GRANT PRIDECO INC  COMMON STOCK  38821G101       854        100,000   SH            SOLE           NONE       100,000   0          0

INTERNATIONAL
FLAVORS &
FRAGRANCES INC.    COMMON STOCK  459506101     2,070         65,000   SH            SOLE           NONE        65,000   0          0

OFFICE DEPOT INC.  COMMON STOCK  676220106       370         30,000   SH            SOLE           NONE        30,000   0          0

PEP BOYS-MANNY
MOE & JACK         COMMON STOCK  713278109       244         19,900   SH            SOLE           NONE        19,900   0          0

ROBERT HALF INTL
INC                COMMON STOCK  770323103       714         45,000   SH            SOLE           NONE        45,000   0          0

SEALED AIR         PREFERRED
CORPORATION NEW    STOCK         81211K209     1,025         46,600   SH            SOLE           NONE        41,241   0      5,359

SILICON VALLEY
BANCSHARES         COMMON STOCK  827064106     1,922        113,500   SH            SOLE           NONE       113,500   0          0

SMITH INT'L INC.   COMMON STOCK  832110100       879         30,000   SH            SOLE           NONE        30,000   0          0

SOUTHWEST
AIRLINES CO        COMMON STOCK  844741108       261         20,000   SH            SOLE           NONE        20,000   0          0

STARWOOD HOTELS &  COMMON STOCK  85590A203       914         41,000   SH            SOLE           NONE        41,000   0          0
RESORTS WRLD

W.W. GRAINGER INC. COMMON STOCK  384802104     2,034         47,800   SH            SOLE           NONE        47,800   0          0
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